MASSMUTUAL PREMIER FUNDS

MassMutual Premier Inflation-Protected and Income Fund

Supplement dated March 1, 2017 to the

Summary Prospectus dated February 1, 2017

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

Effective immediately, the following information under the heading Annual Fund Operating Expenses in the section titled Fees and Expenses of the Fund is hereby replaced by the following information:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class I	Class R5	Service Class	Admini- strative Class	Class A	Class R4	Class R3
Management Fees	.38%	.38%	.38%	.38%	.38%	.38%	.38%
Distribution and Service (Rule 12b-1) Fees	None	None	None	None	.25%	.25%	.50%
Other ExpensesII	.53%	.63%	.73%	.83%	.83%	.73%	.73%
Interest Expense	.44%	.44%	.44%	.44%	.44%	.44%	.44%
Remainder of Other Expenses	.09%	.19%	.29%	.39%	.39%	.29%	.29%
Total Annual Fund Operating Expenses	.91%	1.01%	1.11%	1.21%	1.46%	1.36%	1.61%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$93	$290	$504	$1,120
Class R5	$103	$322	$558	$1,236
Service Class	$113	$353	$612	$1,352
Administrative Class	$123	$384	$665	$1,466
Class A	$617	$915	$1,235	$2,138
Class R4	$138	$431	$745	$1,635
Class R3	$164	$508	$876	$1,911

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

IPI-17-01

MASSMUTUAL PREMIER FUNDS

MassMutual Premier Global Fund

Supplement dated March 1, 2017 to the

Summary Prospectus dated February 1, 2017

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

Effective immediately, the following information replaces similar information under the headings Subadviser and Portfolio Managers found in the section titled Management:

Portfolio Managers:

Rajeev Bhaman is a co-portfolio manager and Senior Vice President of OFI. He has managed the Fund since its inception (December 2004).

John Delano is a co-portfolio manager of OFI. He has managed the Fund since March 2017.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

G-17-01

MASSMUTUAL PREMIER FUNDS

Supplement dated March 1, 2017 to the

Prospectus dated February 1, 2017

This supplement provides new and additional information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.

Effective immediately, the following information found on page 12 under the heading Annual Fund Operating Expenses in the section titled Fees and Expenses of the Fund relating to the MassMutual Premier Inflation-Protected and Income Fund is hereby replaced with the following information:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class I	Class R5	Service Class	Admini- strative Class	Class A	Class R4	Class R3
Management Fees	.38%	.38%	.38%	.38%	.38%	.38%	.38%
Distribution and Service (Rule 12b-1) Fees	None	None	None	None	.25%	.25%	.50%
Other Expenses	.53%	.63%	.73%	.83%	.83%	.73%	.73%
Interest Expense	.44%	.44%	.44%	.44%	.44%	.44%	.44%
Remainder of Other Expenses	.09%	.19%	.29%	.39%	.39%	.29%	.29%
Total Annual Fund Operating Expenses	.91%	1.01%	1.11%	1.21%	1.46%	1.36%	1.61%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$93	$290	$504	$1,120
Class R5	$103	$322	$558	$1,236
Service Class	$113	$353	$612	$1,352
Administrative Class	$123	$384	$665	$1,466
Class A	$617	$915	$1,235	$2,138
Class R4	$138	$431	$745	$1,635
Class R3	$164	$508	$876	$1,911

Effective immediately, the following information replaces similar information found on page 69 under the headings Subadviser and Portfolio Managers relating to the MassMutual Premier Global Fund found in the section titled Management:

Portfolio Managers:

Rajeev Bhaman is a Senior Vice President of OFI. He has managed the Fund since its inception (December 2004).

John Delano is a portfolio manager of OFI. He has managed the Fund since March 2017.

Effective immediately, the following information supplements the information found on pages 98-102 for OppenheimerFunds, Inc. (“OFI”) under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds:

Rajeev Bhaman, CFA

is a co-portfolio manager of the Global Fund. Mr. Bhaman has been Director of Global Equities of OFI since January 2013, a Senior Vice President of OFI since May 2006, and was previously a Vice President of OFI from January 1997 to May 2006.

John Delano, CFA

is a co-portfolio manager of the Global Fund. Mr. Delano has been a portfolio manager of OFI since March 2017. Previously, he was a senior research analyst of OFI from May 2007 to March 2017. Prior to joining the firm, Mr. Delano worked at Putnam Investments as an analyst covering large-cap growth focusing on hardware, software, and telecommunications.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

B3000M-17-01

MASSMUTUAL PREMIER FUNDS

Supplement dated March 1, 2017 to the

Statement of Additional Information dated February 1, 2017

This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”). It should be retained and read in conjunction with the SAI.

Effective immediately, the following information replaces similar information for OppenheimerFunds, Inc. (“OFI”), found on page 162 in the section titled Appendix C – Additional Portfolio Manager Information:

The portfolio managers of the Global Fund are Rajeev Bhaman and John Delano.

Effective immediately, the following information supplements the information for OppenheimerFunds, Inc. (“OFI”) relating to the Global Fund, found on page 162 in the section titled Appendix C – Additional Portfolio Manager Information:

	Number of Accounts Managed*	Total Assets*	Number of Accounts Managed for which Advisory Fee is Performance- Based*	Total Assets*

John Delano
Registered investment companies**	0	$0	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other accounts***	0	$0	0	$0

*	The information provided is as of December 31, 2016.
**	Does not include the Global Fund.
***	Does not include personal accounts of portfolio managers and their families, which are subject to the Code of Ethics.

Ownership of Securities:

As of December 31, 2016, the portfolio managers did not own any shares of the Global Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SAI B3000M-17-01